SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11 — SUBSEQUENT EVENTS

Management review of subsequent events

Management has performed an analysis of the activities and transactions subsequent to December 31, 2015 to determine the need for any adjustments to and/or disclosure within the consolidated financial statements. This analysis has been performed through April 20, 2016, the date the consolidated financial statements were available to be issued.

On June 6, 2016 and June 23, 2016, the Company’s stockholders approved an additional one-for-1.2578616 and one-for-1.06 reverse stock split, respectively. All share and per share information in these consolidated financial statements, except for par value and authorized shares, have been amended to reflect the reverse stock splits.